UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-4765
Dreyfus Premier New York Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier New York Municipal Bond Fund
August 31, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.6%	Rate (%)	Date	Amount ($)	Value ($)

New York--91.2%
Erie County Industrial Development
Agency, School Facility
Revenue (City School District
of the City of Buffalo
Project) (Insured; FSA)	5.75	5/1/24	1,500,000	1,687,560
Erie County Industrial Development
Agency, School Facility
Revenue (City School District
of the City of Buffalo
Project) (Insured; FSA)	5.75	5/1/25	1,000,000	1,125,040
Hempstead Industrial Development
Agency, Civic Facility Revenue
(Adelphi University Civic
Facility)	5.00	10/1/30	1,565,000	1,623,703
Hempstead Industrial Development
Agency, Civic Facility Revenue
(Adelphi University Civic
Facility)	5.00	10/1/35	1,500,000	1,552,530
Huntington Housing Authority,
Senior Housing Facility
Revenue (Gurwin Jewish Senior
Residences Project)	6.00	5/1/29	1,370,000	1,402,085
Jefferson County Industrial
Development Agency, SWDR
(International Paper Co.
Project)	5.20	12/1/20	1,465,000	1,504,115
Long Island Power Authority,
Electric System General Revenue	4.50	12/1/24	2,000,000	2,021,140
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/35	2,000,000	2,087,180
Long Island Power Authority,
Electric System General
Revenue (Insured; CIFG)	5.00	9/1/33	1,000,000	1,039,170
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; FSA)	5.25	11/15/25	4,000,000	4,278,920
Metropolitan Transportation
Authority, Revenue (Insured;
AMBAC)	5.50	11/15/18	4,000,000	4,387,600
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FSA)	5.13	1/1/12	1,225,000 a	1,315,785
Metropolitan Transportation
Authority, Transit Facilities

Revenue (Insured; FSA)	5.13	7/1/12	2,775,000 a	2,998,027
Nassau County Industrial
Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	4,000,000	4,143,240
New York City	6.75	2/1/09	140,000	150,434
New York City	6.75	2/1/09	1,860,000	1,990,014
New York City	5.00	11/1/19	2,000,000	2,114,500
New York City	5.38	12/1/20	1,000,000	1,063,980
New York City	5.00	8/1/21	2,000,000	2,111,060
New York City	5.50	8/1/21	2,000,000	2,172,720
New York City	5.25	8/15/24	2,420,000	2,589,448
New York City	5.00	4/1/30	2,500,000	2,604,900
New York City Housing Development
Corp., Capital Fund Program
Revenue (New York City Housing
Authority Program) (Insured;
FGIC)	5.00	7/1/25	1,000,000	1,061,130
New York City Housing Development
Corp., MFHR (Collateralized:
FHA and GNMA)	5.25	11/1/30	2,500,000	2,624,425
New York City Industrial
Development Agency, Civic
Facility Lease Revenue
(College of Aeronautics
Project)	5.45	5/1/18	1,000,000	1,028,820
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade Center
Project)	6.25	3/1/15	2,000,000	2,128,200
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
AMBAC)	5.00	1/1/46	2,000,000	2,093,760
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; FGIC)	4.50	3/1/39	1,500,000	1,495,170
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.50	8/1/16	1,000,000	1,123,880
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	1,200,000	1,419,192
New York City Industrial
Development Agency, Special
Facility Revenue (American

Airlines, Inc. Project)	6.90	8/1/24	1,000,000	996,560
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/18	1,000,000	1,084,590
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/24	2,000,000	2,154,880
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	6.00	5/15/10	450,000 a	492,543
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/25	1,205,000	1,280,951
New York Liberty Development
Corporation, Revenue (National
Sports Museum Project)	6.13	2/15/19	1,000,000	1,033,290
New York State Dormitory
Authority, Catholic Health
Services of Long Island
Obligated Group Revenue (Saint
Francis Hospital Project)	5.00	7/1/21	2,000,000	2,067,280
New York State Dormitory
Authority, Hospital Insured
Mortgage Revenue (The New York
and Presbyterian Hospital)
(Insured: FHA and FSA)	5.25	8/15/15	995,000	1,084,679
New York State Dormitory
Authority, Insured Revenue
(Manhattan College) (Insured;
Radian)	5.50	7/1/16	975,000	1,053,390
New York State Dormitory
Authority, LR (State
University Educational
Facilities) (Insured; FGIC)	5.50	7/1/11	1,000,000 a	1,085,160
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/31	2,000,000	2,126,860
New York State Dormitory
Authority, Revenue
(Consolidated City University
System)	5.63	7/1/16	4,000,000	4,466,320
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; AMBAC)	5.75	7/1/09	3,000,000	3,135,690
New York State Dormitory
Authority, Revenue
(Consolidated City University

System) (Insured; FGIC)	5.75	7/1/16	1,000,000	1,076,100
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; FSA)	5.75	7/1/18	1,000,000	1,136,000
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/24	2,000,000	2,136,840
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/35	2,000,000	2,105,440
New York State Dormitory
Authority, Revenue (Long
Island University)	5.50	9/1/20	1,585,000	1,708,361
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)	5.00	7/1/35	1,000,000	1,047,010
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.00	2/15/28	880,000	913,519
New York State Dormitory
Authority, Revenue (Miriam
Osborne Memorial Home)
(Insured; ACA)	6.88	7/1/19	1,000,000	1,112,100
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.50	7/1/26	2,000,000	2,029,940
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/24	1,750,000	1,843,398
New York State Dormitory
Authority, Revenue (New York
State Department of Health)	5.00	7/1/14	2,000,000	2,150,660
New York State Dormitory
Authority, Revenue (New York
State Department of Health)
(Insured; CIFG)	5.00	7/1/25	2,500,000	2,632,050
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	5.88	5/15/17	2,000,000	2,293,020
New York State Dormitory
Authority, Revenue (University
of Rochester)	5.00	7/1/34	2,870,000	2,967,523
New York State Dormitory
Authority, South Nassau
Communities HR (Winthrop South
Nassau University Health
System Obligated Group)	5.50	7/1/23	1,650,000	1,745,535
New York State Dormitory

Authority, State Personal
Income Tax Revenue (Education)	5.38	3/15/13	1,000,000 a	1,102,280
New York State Housing Finance
Agency, Service Contract
Obligation Revenue	5.50	9/15/18	1,650,000	1,710,225
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.35	10/1/26	2,000,000	2,063,100
New York State Power Authority,
Revenue (Insured; FGIC)	5.00	11/15/18	1,000,000	1,081,600
New York State Thruway Authority,
General Revenue (Insured;
AMBAC)	5.00	1/1/24	2,000,000	2,119,340
New York State Thruway Authority,
Local Highway and Bridge
Service Contract Bonds	5.75	4/1/09	2,000,000 a	2,128,700
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund (Insured;
AMBAC)	5.74	4/1/19	1,500,000 b,c	1,729,575
New York State Urban Development
Corp., State Personal Income
Tax Revenue (State Facilities
and Equipment) (Insured; FGIC)	5.50	3/15/13	2,450,000 a	2,718,275
Newburgh Industrial Development
Agency, IDR (Bourne and Kenny
Redevelopment Co. LLC Project)
(Guaranteed; SONYMA)	5.75	2/1/32	1,000,000	1,047,940
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP
Facility)	5.63	11/15/14	2,000,000	2,102,820
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP
Facility)	5.55	11/15/15	1,000,000	1,043,580
Niagara Frontier Transportation
Authority, Airport Revenue
(Buffalo Niagara International
Airport) (Insured; MBIA)	5.63	4/1/29	2,000,000	2,104,700
Orange County Industrial
Development Agency, Life Care
Community Revenue (Glenn Arden
Inc. Project)	5.63	1/1/18	1,000,000	1,022,530
Port Authority of New York and New
Jersey (Consolidated Bonds,
37th Series) (Insured; FSA)	5.50	7/15/18	3,000,000	3,292,230
Port Authority of New York and New
Jersey (Consolidated Bonds,

142nd Series)	5.00	7/15/23	2,000,000	2,117,240
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/31	1,000,000	1,049,760
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/36	1,000,000	1,046,630
Rensselaer County Industrial
Development Agency, IDR
(Albany International Corp.)
(LOC; Bank of America)	7.55	6/1/07	1,500,000	1,538,310
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jeffersons Ferry
Project)	5.00	11/1/28	1,000,000	1,026,000
Tobacco Settlement Financing Corp.
of New York, Asset-Backed
Revenue Bonds (State
Contingency Contract Secured)	5.50	6/1/18	1,000,000	1,080,840
Tobacco Settlement Financing Corp.
of New York, Asset-Backed
Revenue Bonds (State
Contingency Contract Secured)	5.50	6/1/21	3,000,000	3,248,010
Triborough Bridge and Tunnel
Authority, Highway and Toll
Revenue	6.00	1/1/12	2,000,000	2,175,360
Triborough Bridge and Tunnel
Authority, Revenue (Insured;
MBIA)	5.00	11/15/32	2,000,000	2,073,760
Ulster County Industrial
Development Agency, Civic
Facility Revenue (Benedictine
Hospital Project)	6.40	6/1/14	730,000	734,767
Watervliet Housing Authority,
Residential Housing Revenue
(Beltrone Living Center
Project)	6.00	6/1/28	1,000,000	962,900
Westchester Tobacco Asset
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/45	1,200,000	1,207,896
U.S. Related--7.4%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	6.00	7/1/10	2,000,000 a	2,171,440
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	1,000,000	1,057,030
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/30	2,000,000	2,123,720

Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.63	7/1/10	2,000,000 a	2,163,760
Puerto Rico Highway and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.75	7/1/10	1,500,000 a	1,628,355
Virgin Islands Public Finance
Authority, Revenue	5.50	10/1/14	3,000,000	3,118,440
Total Investments (cost $157,679,837)			98.6%	163,688,530
Cash and Receivables (Net)			1.4%	2,265,727
Net Assets			100.0%	165,954,257

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Inverse floater security--the interest rate is subject to change periodically.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, this security amounted to $1,729,575 or 1.0% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue

LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier New York Municipal Bond Fund

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 18, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 18, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)